NYSE Regulation

VIA FACSIMILE AND U.S. MAIL

April 1, 2008

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: UBS AG.

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on February 29, 2008) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

> UBS AG Exchange-Traded Access Securities (E-TRACS) linked to the UBS Bloomberg Constant Maturity Industrial Metals Total Return Index due 2038

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the enclosed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Lead Analyst—Listing Compliance

Enclosure

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